STOCK-BASED COMPENSATION - Stock Options (Details) CAD / shares in Units, $ / shares in Units, shares in Millions	Dec. 31, 2017 CAD shares year CAD / shares	Dec. 31, 2017 USD ($) shares year $ / shares	Dec. 31, 2016 CAD shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CAD shares	Dec. 31, 2015 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Closing market share price (in dollars per share) | (per share)	CAD 18.18	$ 14.47
Canada
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.3	0.3	0.3	0.3	0.3	0.3
Stock options outstanding, average price (in dollars per share) | CAD	CAD 13		CAD 13		CAD 13
Stock options outstanding, average life | year	3.9	3.9
Stock options outstanding, intrinsic value | CAD	CAD 2,000,000
Stock options exercisable (in shares) | shares	0.2	0.2
Stock options exercisable, average price (in dollars per option) | CAD	CAD 14
Stock options exercisable, intrinsic value | CAD	CAD 1,000,000
United States
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.7	0.7	1.8	1.8	2.6	2.6
Stock options outstanding, average price (in dollars per share) | $		$ 40		$ 42		$ 42
Stock options outstanding, average life | year	1.5	1.5
Stock options outstanding, intrinsic value | $		$ 0
Stock options exercisable (in shares) | shares	0.7	0.7
Stock options exercisable, average price (in dollars per option) | $		$ 40
Stock options exercisable, intrinsic value | $		$ 0
$9 - $17 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share) | CAD	CAD 9
$9 - $17 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share) | CAD	CAD 17
$9 - $17 | Canada
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.2	0.2
Stock options outstanding, average price (in dollars per share) | CAD	CAD 10
Stock options outstanding, average life | year	4.6	4.6
Stock options outstanding, intrinsic value | CAD	CAD 2,000,000
Stock options exercisable (in shares) | shares	0.1	0.1
Stock options exercisable, average price (in dollars per option) | CAD	CAD 10
Stock options exercisable, intrinsic value | CAD	1,000,000
$18 - $21 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share) | CAD	18
$18 - $21 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share) | CAD	CAD 21
$18 - $21 | Canada
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.1	0.1
Stock options outstanding, average price (in dollars per share) | CAD	CAD 18
Stock options outstanding, average life | year	2.6	2.6
Stock options outstanding, intrinsic value | CAD	CAD 0
Stock options exercisable (in shares) | shares	0.1	0.1
Stock options exercisable, average price (in dollars per option) | CAD	CAD 18
Stock options exercisable, intrinsic value | CAD	CAD 0
$32 - $41 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share) | $		$ 32
$32 - $41 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share) | $		$ 41
$32 - $41 | United States
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.4	0.4
Stock options outstanding, average price (in dollars per share) | $		$ 32
Stock options outstanding, average life | year	2.0	2.0
Stock options outstanding, intrinsic value | $		$ 0
Stock options exercisable (in shares) | shares	0.4	0.4
Stock options exercisable, average price (in dollars per option) | $		$ 33
Stock options exercisable, intrinsic value | $		0
$42 - $55 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share) | $		42
$42 - $55 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share) | $		$ 55
$42 - $55 | United States
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.3	0.3
Stock options outstanding, average price (in dollars per share) | $		$ 49
Stock options outstanding, average life | year	1.0	1.0
Stock options outstanding, intrinsic value | $		$ 0
Stock options exercisable (in shares) | shares	0.3	0.3
Stock options exercisable, average price (in dollars per option) | $		$ 49
Stock options exercisable, intrinsic value | $		$ 0